CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Net (Loss)/Income	$ (53,604)	$ 34,696
Other Comprehensive Income
Translation Differences	149	61
Total Other Comprehensive Income	149	61
Total Comprehensive (Loss)/Income	$ (53,455)	$ 34,757